Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2022
Finance Income (Expenses), Net [Abstract]
Finance income (expenses), net

Note 9. Finance income (expenses), net

	For the year ended December 31
	2022	2021	2020
Banking expenses	$(781)	$(1,056)	$(590)
Bank fees	(8,498)	(2,263)	(986)
Other financial expenses	(1,033)	(354)	(281)
Net fair value gain of warrant liabilities	12,196	5,851	—
Net fair value gain of shares held in escrow	61,795	4,506	—
Interest expense	(25,762)	(85,320)	(52,632)
Total income (expense)	$37,917	$(78,636)	$(54,489)

In 2022, $6,076 of the bank fees relate to the amortization of upfront and commitment fees incurred under the Bridge Credit Agreement which was subsequently terminated, as mentioned in Note 1. General Company Information and Note 28. Events after the reporting period. The upfront and commitment fees are amortized using the straight-line method over the commitment period.

Refer to Note 25. Warrant Liabilities, Note 26.1. Reverse reorganization and Note 27. Financial instruments for further information related to net fair value gains for the years ended December 31, 2022 and 2021.

For the years ended December 31, 2021 and 2020, interest expense includes the finance expense related to the obligation to repurchase the Group’s ordinary shares from IFC and Hoche under the Put Option Agreements and is measured using the effective interest rate method, inclusive of eligible transaction costs. The amount of interest expense, related to the put options recognized in 2021 and 2020, amounts to $23,506 and $27,344, respectively. Additionally, an extinguishment loss of $35,920 was recognized in 2021, reflecting the re-negotiated commencement date for the annual return of the obligation under the Put Option Agreement with Hoche. On the effectiveness of the Transaction, September 29, 2021, both Put Option Agreements were terminated in exchange for ordinary shares issued by Holdco. The termination of the put option resulted in the associated liabilities to be reclassified into Company’s equity.

In 2022, interest on lease liabilities amounted to $1,033 (2021: $720, 2020: $601). Refer to Note 3.3. Leases - Right-of-use assets & lease liabilities for method of recognition of interest expense applied by the Group.

In 2022, interest expense includes an extinguishment loss of $1,601, as a result of the substantially modified terms of the Senior Notes. Refer to Note 19. Borrowings for further information related to the debt extinguishment.

Net fair value gains recognized in Finance income (expenses), net during 2022 and 2021 are unrealized. The Group did not realize any significant finance income during 2020.